TAXES ON INCOME (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Taxes on Income [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 115,025		$ 83,680		$ 53,900
Statutory tax rate in Israel	26.50%		25.00%		25.00%
Approved and Privileged Enterprise benefits	(4.00%)	[1]	8.40%	[1]	(11.60%)	[1]
Changes in valuation allowance	(0.20%)		(0.90%)		(7.00%)
Earnings taxed under foreign law	(5.70%)		(9.90%)		(17.40%)
Tax Settlements and other adjustments	(6.70%)		9.90%		(17.30%)
Other	0.50%		1.40%		2.30%
Effective tax rate	10.40%		33.90%		(26.00%)
Basic	$ 1.74		$ 0.92		$ 1.11
Diluted	$ 1.69		$ 0.89		$ 1.09
Approved And Privileged Enterprise [Member]
Taxes on Income [Line Items]
Basic	$ (0.08)		$ (0.12)		$ 0.10
Diluted	$ (0.07)		$ (0.11)		$ 0.10

[1]	The effect of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status